Lease - Schedule of changes in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Right-of-use assets
Right-of-use assets at beginning of period			$ 4,308	$ 7,071
Acquisitions				1,069
Depreciation	$ (293)	$ (511)	(576)	(1,244)
Translation differences			214	(343)
Right-of-use assets at end of period	3,946	6,553	3,946	6,553
Lease liabilities
Lease liabilities at beginning of period			4,673	7,577
Acquisitions				891
Interest expense relating to lease liabilities			118	210
Payments of lease liabilities			(665)	(1,395)
Translation differences			214	(467)
Lease liabilities at end of period	$ 4,340	$ 6,816	$ 4,340	$ 6,816